Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2026	Jul. 31, 2026	Dec. 31, 2025	Mar. 01, 2025	Mar. 29, 2023
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Debt instrument, face amount			$ 1.0		$ 10.7	$ 14.5
Debt instrument, interest rate, effective percentage		25.00%			4.25%
Outstanding debt	$ 10.7
Conversion of shares		410,001
Partner Colorado Credit Union [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Debt instrument, interest rate, effective percentage		8.80%		25.20%
Series B Convertible Preferred Stock [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Preferred stock par values	$ 800
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Conversion of shares		3,198
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member] | Partner Colorado Credit Union [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Conversion of shares	13,436
Warrant [Member] | Partner Colorado Credit Union [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Purchase of warrrant	72,100